Income Taxes	6 Months Ended
Jun. 30, 2016
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation [Abstract]
Income Taxes:
19.      Income Taxes:
None of the countries of incorporation of the Company and its subsidiaries impose a tax on international shipping income earned by a "non-resident" corporation thereof. Under the laws of the Republic of the Marshall Islands, Malta and Norway, the countries in which the Company and the Drybulk and offshore support vessels owned by subsidiaries of the Company are registered, the Company's subsidiaries (and their vessels) are subject to registration fees and tonnage taxes, as applicable, which have been included in Vessels' operating expenses in the accompanying unaudited interim condensed consolidated statements of operations.
The Republic of the Marshall Islands, Malta and Norway, the jurisdictions where the Company and its ship-owning subsidiaries are incorporated, each grants an "equivalent exemption" to United States corporations with respect to each type of shipping income earned by the Company's ship-owning subsidiaries. Therefore, the ship-owning subsidiaries will be exempt from United States federal income taxation with respect to U.S.-source shipping income if they satisfy the 50% Ownership Test. The Company believes that each of the Company's Republic of the Marshall Islands, Malta and Norway ship-owning subsidiaries will be entitled to exemption from U.S. federal income tax in respect of their U.S. source shipping income.